SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

17. SHARE-BASED PAYMENT

Share options

2015 Share Incentive Plan

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“U.S. Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

During the years ended December 31, 2018, 2019 and 2020, the Group granted nil share options to certain personnel under the PRC Plan. The Group has recorded RMB40,449, RMB1,194 and RMB480 share-based compensation expense for the years ended December 31, 2018, 2019 and 2020 related to options in PRC Plan, respectively.

2018 Share Incentive Plan

In January 2018, The Company adopted the 2018 share incentive plan (“2018 Plan”), commencing on January 1, 2018, which provides additional incentives to employees, directors and consultants to promote the success of the Group’s business. Under the 2018 share incentive plan, the maximum aggregate number of shares which may be issued initially pursuant to all awards under the 2018 Plan is 9,559,607 ordinary shares. The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan.

During the years ended December 31, 2018, 2019 and 2020, the Group granted 6,988,469, 651,000 and 4,030,108 share options to certain personnel under the 2018 Plan. The weighted average exercise price of options granted during the years ended December 31, 2018, 2019 and 2020 was US$0.35 per share, US$0 per share and US$0 per share. During the years ended December 31, 2018, 2019 and 2020, the Group has recorded RMB9,523, RMB32,424 and RMB41,836 share-based compensation expense for such options, respectively

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2018, 2019 and 2020 are summarized in the following table:

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.04%-2.83%	2.14%	0.67%-0.72%
Expected volatility	36%-52.5%	50.4%	51.9%-52.0%
Expected life of option (years)	1-10	10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	15.03-16.85	12.65	21.60-23.10

17. SHARE-BASED PAYMENT – CONTINUED

2018 Share Incentive Plan - continued

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

During the year ended December 31, 2018, 2019 and 2020, the fair value of the underlying ordinary shares is determined based on the closing market price of the share.

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2020 is included in the table below.

		Weighted average
	Options granted	exercise price
	Share Number	per option
		US$
Outstanding at January 1, 2020	12,046,236	0.24
Granted	4,030,108	—
Exercised	(1,655,936)	—
Cancelled and forfeited	(139,594)	—
Outstanding at December 31, 2020	14,280,814	0.20

17. SHARE-BASED PAYMENT – CONTINUED

2018 Share Incentive Plan - continued

The following table summarizes information regarding the share options as of December 31, 2020:

	December 31, 2020
			Weighted-
			average remaining
		Weighted-	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$
Options
Outstanding	14,280,814	0.20	7.45	39,387
Exercisable	7,879,179	0.23	6.45	21,512
Expected to vest	6,401,635	0.17	8.69	17,875

In January 2018, the Group amended and accelerated the vesting schedule of 6,817,372 previously granted options, which became immediately exercisable. The Group recognized the remaining compensation cost immediately for those shares upon the modification.

The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 amounted RMB6,858, RMB13,608 and RMB32,010, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2018, 2019 and 2020 was RMB15.12, RMB12.65 and RMB22.42 per share, respectively.

During the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation expense of RMB49,972, RMB33,618 and RMB42,316 for the options granted under the 2015 Plan and 2018 Plan.

As of December 31, 2020, there was RMB96,596 of unrecognized compensation expenses related to the options.

Restricted Stock Units

During the years ended December 31, 2018, 2019 and 2020, the Company granted 658,056, 30,000 and 2,216,120 restricted stock units respectively to employees at an exercise price of US$0 per share. These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from the grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The restricted stock units (“RSU”) are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate immediately. The outstanding restricted stock units shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four-year service period on a straight-line basis. The aggregate fair value of the restricted stock units at grant dates was RMB92,715. The weighted average grant-date fair value of non-vested shares was RMB21.38 for the year ended December 31, 2020. The fair value of the vested restricted stock units was RMB25,592, RMB79 and RMB21,020 during the years ended December 31, 2018, 2019 and 2020.

17. SHARE-BASED PAYMENT – CONTINUED

Restricted Stock Units - continued

During the years ended December 31, 2018, 2019 and 2020, the Group recorded compensation expense of RMB25,434, RMB3,598 and RMB22,838 for the restricted stock units, respectively.

As of December 31, 2020, there was RMB31,415 unrecognized compensation cost related to restricted stock units which is expected to be recognized over a weighted average vesting period of 2.86 years. The weighted average granted fair value of restricted stock units granted during the years ended December 31, 2018, 2019 and 2020 were RMB15.75 per RSU, RMB12.65 per RSU and RMB22.84 per RSU.

A summary of the restricted stock units activity during the year ended December 31, 2020 is presented below:

RSUs
Unvested balance at January 1, 2020	587,684
Granted	2,216,120
Cancelled and forfeited	—
Vested	986,962
Unvested balance at December 31, 2020	1,816,842

Restricted Share

On October 21, 2015, the Company granted 4,740,777 restricted shares under the U.S. Plan to employees at exercise price of US$0 per share.

These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from the grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four-year service period on a straight-line basis. The aggregate fair value of the restricted shares at the grant dates was RMB25,397. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which was RMB5.36 (US$0.84). The total fair value of the vested shares for the years ended December 31, 2018, 2019 and 2020 were RMB6,165, RMB2,758 and nil, respectively. The restricted shares have been fully vested in 2019 and no further grant activity in 2020. As of December 31, 2020, there was nil unrecognized compensation cost.

During the years ended December 31, 2018, 2019 and 2020, the Group recorded compensation expense of RMB3,992, RMB118 and nil for the restricted shares, respectively.

17. SHARE-BASED PAYMENT – CONTINUED

Restricted Share owned by the founders

As one of the conditions to the closing of the Preferential Equity Interests in January 2014, two founders entered into a share restriction agreement with the preferential equity interests shareholders. Pursuant to this agreement, those founders are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interests in the Company before such interest is vested. The equity interests held by the Founders were 50% converted to restricted equity interests and vest in 24 equal and continuous monthly installments for each month starting from January 2014, provided that those founders remain full-time employees of the Group at the end of such month. A total of 45,567,164 restricted shares were held by those founders as of April 2015. In April 2015, as one of the condition of the closing of the preferred shareholder agreement, the agreement was amended to (1) restrict additional shares and extend the vesting period for an additional 48 months and (2) restrict shares held by four other founders similar to the restrictions imposed in January 2014. The Group also obtained an irrevocable and exclusive option to repurchase all of the restricted shares held by those founders at par value both in January 2014 and April 2015.

The share restriction agreement between the founders and the Company was accounted for as a grant of restricted stock awards under a stock-based compensation plan. Accordingly, the Group measured the fair value of the restricted shares of the Founders at the grant date and recognizes the amount as compensation expense over the service period. Additionally, the modification of the restriction in April 2015 was accounted as a modification of share-based compensation. The Group calculated the incremental fair value resulting from the modification and recorded it as share-based compensation over the revised vesting term. The founder restricted shares have been fully vested in 2019 and no further grant activity in 2020:

The Group determined that the non-vested restricted shares are participating securities as the holders of the non-vested restricted shares have a non-forfeitable right to receive dividends with all ordinary shares but the non-vested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group's losses. See Note 22 for details.

During the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation expense of RMB55,311, RMB17,794 and nil related to the unvested shares of the Founders respectively.

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative	87,857	40,684	38,605
Research and development	42,167	11,191	23,978
Selling and marketing	4,271	3,198	2,571
Cost of revenues	414	55	—
Total stock-based compensation expense	134,709	55,128	65,154